SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Feb. 02, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Jul. 21, 2021 USD ($)	Apr. 12, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 24, 2020 USD ($)	Oct. 16, 2020 USD ($)	Sep. 28, 2020 USD ($)	Apr. 14, 2020 USD ($)	Apr. 09, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jan. 17, 2018 USD ($)	Sep. 14, 2017 USD ($)	Mar. 10, 2017 USD ($)	Jun. 02, 2016 USD ($)
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 10,875					$ 9,077
Issued capital	$ 134,741					$ 122,642
BFI
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
BFL
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Unsecured Notes Due 2026 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings																$ 500
Annual Rate																4.25%
Unsecured Notes Due 2047 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings													$ 350	$ 550
Annual Rate														4.70%
Unsecured Notes Due 2028 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings		$ 400											$ 650
Annual Rate		3.90%											3.90%
Unsecured Notes Due 2029 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings													$ 1,000
Annual Rate													4.85%
Unsecured Notes Due 2030 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings										$ 150	$ 600
Annual Rate										4.35%	4.35%
Unsecured Notes Due 2051 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings									$ 500
Annual Rate									3.50%
Subordinated Notes Due in 2080 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings								$ 400
Annual Rate								4.625%
Subordinated Notes Due in 2051 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings				$ 250
Annual Rate				3.50%
Unsecured Notes Due 2024 | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings															$ 750
Annual Rate															4.00%
Unsecured Notes Due 2050 | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings												$ 600
Annual Rate												3.45%
Perpetual Preferred Shares | Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Corporate borrowings							$ 230
Annual Rate							4.50%
Senior Notes Due 2032 | Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Corporate borrowings				$ 600
Annual Rate				2.34%
Unsecured Notes Due 2052 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings		$ 400
Borrowings, yield rate		3.625%
Unsecured Notes Due 2031 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings					$ 500
Annual Rate					2.724%
Preferred shares | BIC
Disclosure of subsidiaries [line items]
Issued capital			$ 37